Related Party Transactions - Schedule of Relationships with Related Parties (Details)	12 Months Ended
Jun. 30, 2025
BUBI Services Limited [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Description of Transaction	Controlling shareholder of the Company
Nana CHAN [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Description of Transaction	Shareholder of BUUU
Poon Wai Kwong (“Mr. Poon”) [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Description of Transaction	Shareholder of BUUU
Cheung Suk Ling (“Ms. Cheung”) [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Description of Transaction	Spouse of Mr. Poon and director of BU Creation and BU Workshop until August 16, 2023
Li Sze Ho [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Description of Transaction	Minority shareholder of BU Workshop
Excellent Prospect Investment Holding Limited [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Description of Transaction	Shareholder of BUUU